Description of Business and Organization (Details)	1 Months Ended
	Mar. 24, 2020	Aug. 14, 2020	Jan. 30, 2018	Jan. 19, 2018	Dec. 08, 2017	Nov. 12, 2015	Aug. 24, 2015	Feb. 24, 2015
Description of Business and Organization (Details) [Line Items]
Equity interest percentage	80.00%
EC Technology [Member]
Description of Business and Organization (Details) [Line Items]
Equity interest percentage		40.00%
Inspirit Studio Limited [Member]
Description of Business and Organization (Details) [Line Items]
Equity acquired percentage					51.00%		51.00%
3D Discovery Co. Limited [Member]
Description of Business and Organization (Details) [Line Items]
Equity acquired percentage				60.00%				60.00%
AnyWorkspace Limited [Member]
Description of Business and Organization (Details) [Line Items]
Equity acquired percentage			80.00%			80.00%
Equity interest percentage	80.00%